Operating profit/(loss)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Operating Profitloss
Operating profit/(loss)

6. Operating profit/(loss)

The Company and its subsidiaries (the “Group”) generated from continuing operations revenue of $5.9 million, gross profit of $0.5 million, operating loss of $4.5 million, and net loss of $7.8 million in the six months ending December 31, 2023. This compares to the same period in the prior year when the Group generated revenue of $8.7 million, gross loss of $3.6 million, an operating loss of $8.2 million, and a net loss of $10.4 million from its continuing operations.

7.	Operating profit/(loss)

Operating profit/(loss) from continuing operations is stated after charging/(crediting):

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Amortization of intangible assets	831	850	815
Depreciation of property, plant and equipment	750	770	638
Auditors’ remuneration - audit fees	218	177	163
Auditors’ remuneration - tax services	8	12	12
Directors’ emoluments	719	693	676
(Gain)/loss on disposal of assets	(30)	13	(769)